Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Components of Lease cost
The components of lease expense were as follows:

Year Ended December 31, 2019
Operating lease cost (includes variable lease payments)	$29.2
Finance lease cost
Amortization of right-of-use assets	$3.4
Interest on lease liabilities	0.3
Total finance lease cost	$3.7
Total lease cost	$32.9

Supplemental cash flow information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(0.3)
Operating cash flows from operating leases	$(20.6)
Financing cash flows from finance leases (a)	$(3.7)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$50.4
Finance leases	$5.4

(a)	Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

As at	December 31, 2019
Weighted average remaining lease term (years)
Operating leases	10.9
Finance leases	5.2
Weighted average discount rate (%)
Operating leases	3.51
Finance leases	3.68

Supplemental Balance Sheet Location
Supplemental balance sheet information related to leases was as follows:

As at	December 31, 2019
Operating Leases
Operating lease right-of-use assets
Long-term	$169.8
Included in assets held for sale (note 5)	0.4
Total operating lease right-of-use assets	$170.2

Operating lease liabilities
Current	$(27.3)
Long-term	(153.4)
Included in liabilities associated with assets held for sale (note 5)	(0.4)
Total operating lease liabilities	$(181.1)

Finance Leases
Property and equipment, gross	$13.2
Accumulated depreciation	(3.3)
Property and equipment, net	$9.9

Current portion of long-term debt	$(3.5)
Long-term debt	(6.4)
Total finance lease liabilities	$(9.9)

Operating Lease Liability, Future Minimum Payments
Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2020	$27.8	$3.5
2021	27.1	2.9
2022	26.5	2.0
2023	24.5	1.1
2024	20.1	0.4
Thereafter	100.1	2.0
Total lease payments	226.1	11.9
Less: imputed interest	(45.0)	(2.0)
Total	$181.1	$9.9

Finance Lease Liability, Future Minimum Payments
Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2020	$27.8	$3.5
2021	27.1	2.9
2022	26.5	2.0
2023	24.5	1.1
2024	20.1	0.4
Thereafter	100.1	2.0
Total lease payments	226.1	11.9
Less: imputed interest	(45.0)	(2.0)
Total	$181.1	$9.9

Maturity Analysis of Lease Receivables	Maturity analysis of lease receivables was as follows:

Operating Leases
2020	$118.3
2021	115.4
2022	115.6
2023	115.9
2024	47.8
Thereafter	477.5
Total	$990.5